Shareholder Report, Average Annual Return (Details)	12 Months Ended	59 Months Ended		60 Months Ended	113 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
Average Annual Return, Percent	4.94%			3.56%	3.38%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C
Average Annual Return, Percent	5.36%			3.24%	2.87%
Class F
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class F
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class I
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class Z
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	7.09%			3.98%	3.60%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	6.36%			3.24%	2.87%
Without Sales Load [Member] | Class F
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%		3.97%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%			4.28%	3.91%
Without Sales Load [Member] | Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%			3.77%	3.38%
Without Sales Load [Member] | Class Z
Average Annual Return [Line Items]
Average Annual Return, Percent	7.42%			4.24%	3.89%
Class A | ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	7.04%			2.47%	2.55%
Class C | ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	7.04%			2.47%	2.55%
Class F | ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	7.04%		2.23%
Class I | ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	7.04%			2.47%	2.55%
Class R | ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	7.04%			2.47%	2.55%
Class Z | ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	7.04%			2.47%	2.55%
Class A | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Blended Benchmark1
Average Annual Return, Percent	8.06%			4.47%	4.25%
Class A | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	6.61%			3.46%	4.18%
Class C | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Blended Benchmark1
Average Annual Return, Percent	8.06%			4.47%	4.25%
Class C | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	6.61%			3.46%	4.18%
Class F | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark1
Average Annual Return, Percent	8.06%		4.09%
Class F | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	6.61%		3.01%
Class I | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Blended Benchmark1
Average Annual Return, Percent	8.06%			4.47%	4.25%
Class I | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	6.61%			3.46%	4.18%
Class R | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Blended Benchmark1
Average Annual Return, Percent	8.06%			4.47%	4.25%
Class R | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	6.61%			3.46%	4.18%
Class Z | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Blended Benchmark1
Average Annual Return, Percent	8.06%			4.47%	4.25%
Class Z | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	6.61%			3.46%	4.18%